Finance receivables	9 Months Ended
Sep. 30, 2025
Finance receivables [abstract]
Finance receivables
6.	Finance receivables

Finance receivables consist of secured loan receivables measured at amortized cost, net of allowance for expected credit losses. Finance receivables as at September 30, 2025, are as follows:

$
Balance – December 31, 2024	3,432,340
Additions	219,093
Add: Interest income	195,452
Less: Interest payments	(186,868)
Less: Principal payments	(901,329)
Effects of foreign exchange	99,378
Balance – September 30, 2025	2,858,066
Current	2,858,066
Non-current	—
Balance – September 30, 2025	2,858,066

Allowances for expected credit losses as at September 30, 2025, were $nil (December 31, 2024 - $nil). Finance receivables earn fees at fixed rates between 7%-8.5% per annum and have an average term to maturity of one year from the date of issuance. The loans are secured by residential property with a first or second collateral mortgage on the secured property. Loans are issued up to 55% of the initial appraised value of the secured property at the time of issuance.

Finance receivables include the following as at September 30, 2025:

$
Minimum payments receivable	2,691,301
Unearned income	166,765
Net investment	2,858,066
Allowance for credit losses	—
Finance receivables, net	2,858,066

As at September 30, 2025, all loans were classified at amortized cost.